Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
ASSETS
Cash and cash equivalents	$ 667	$ 1,442
Accounts receivable, less allowance for doubtful accounts of $46 million and $53 million, respectively	1,237	1,215
Inventories	909	784
Other current assets	269	272
Total current assets	3,082	3,713
Property, Plant and Equipment
Land, building and improvements	729	709
Machinery and equipment	1,597	1,616
Diagnostic equipment	441	450
Property, plant and equipment, at cost	2,767	2,775
Less: Accumulated depreciation	(1,447)	(1,432)
Net property, plant and equipment	1,320	1,343
Goodwill	5,651	3,532
Intangible assets, net	2,226	851
Deferred income taxes	151	128
Other assets	470	454
TOTAL ASSETS	12,900	10,021
Current Liabilities
Current debt obligations	1,163	1,593
Accounts payable	201	151
Dividends payable	82	77
Income taxes payable	201	60
Employee compensation and related benefits	309	292
Other current liabilities	510	493
Total current liabilities	2,466	2,666
Long-term debt	5,229	2,259
Deferred income taxes	581	68
Other liabilities	582	784
Total liabilities	8,858	5,777
Commitments and Contingencies (Note 5)	0	0
Shareholders’ Equity
Preferred stock ($1.00 par value; 25,000,000 shares authorized; none outstanding)	0	0
Common stock ($0.10 par value; 500,000,000 shares authorized; 283,450,374 and 286,659,901 shares issued and outstanding, respectively)	28	29
Additional paid-in capital	148	118
Retained earnings	4,211	4,225
Accumulated other comprehensive income (loss)	(345)	(173)
Total shareholders' equity before noncontrolling interest	4,042	4,199
Noncontrolling interest	0	45
Total shareholders' equity	4,042	4,244
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 12,900	$ 10,021